Geographical and business segment reporting - Geographical segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 02, 2018 EUR (€)	Dec. 31, 2015 EUR (€)
Geographical segments
Number of operating segments | segment	5
Number of operating areas | item	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,459,271	€ 1,444,305	€ 1,339,125	€ 1,443,069
Loans and advances to customers	882,921	848,915	790,470
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	197,069	188,425	153,141
Debt instruments	191,124	199,351	191,312
Other financial Assets	70,808	84,319	92,573
Other asset accounts	117,349	123,295	111,629
TOTAL LIABILITIES	1,351,910	1,337,472	1,236,426	1,337,707
Customer deposits	780,496	777,730	691,111
Central Banks and Credit institutions	187,909	190,314	149,398
Debt instruments	246,619	217,966	228,869
Other financial liabilities	95,007	107,299	123,890
Other liabilities accounts	41,879	44,163	43,158
Total Equity	107,361	106,833	102,699	€ 105,362	€ 98,753
Other customer funds under management	157,855	166,574	159,260
Investment funds	127,564	135,749	129,930
Pension funds	11,160	11,566	11,298
Assets under management	19,131	19,259	18,032
Customer funds under management	42,211	41,398	23,247
(Condensed) income statement
Net interest income	34,341	34,296	31,089
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,665	2,101
Other operating income (segments)	801	797	862
Total income	48,424	48,355	44,232
Administrative expenses and depreciation	(22,779)	(22,993)	(21,101)
Profit from operations	25,645	25,362	23,131
Net loan loss provisions	(8,873)	(9,209)	(9,518)
Other income and charges	(2,571)	(4,062)	(2,845)
Operating profit / (loss) before tax	14,201	12,091	10,768
Income tax	(4,886)	(3,884)	(3,282)
Profit from continuing operations	9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR	9,315	8,207	7,486
Profit attributable to non-controlling interests	1,505	1,588	1,282
PROFIT ATTRIBUTABLE TO THE PARENT	7,810	6,619	6,204
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	113	50	108
Operating segment
(Condensed) income statement
Net interest income	34,341	34,296	31,089
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,704	1,723
Other operating income (segments)	801	797	862
Total income	48,424	48,394	43,854
Administrative expenses and depreciation	(22,779)	(22,917)	(21,087)
Profit from operations	25,645	25,477	22,767
Net loan loss provisions	(8,873)	(9,111)	(9,518)
Other income and charges	(1,995)	(2,813)	(1,960)
Operating profit / (loss) before tax	14,777	13,553	11,289
Income tax	(5,230)	(4,588)	(3,396)
Profit from continuing operations	9,547	8,965	7,893
CONSOLIDATED PROFIT FOR THE YEAR	9,547	8,965	7,893
Profit attributable to non-controlling interests	1,483	1,449	1,272
PROFIT ATTRIBUTABLE TO THE PARENT	8,064	7,516	6,621
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(179,260)	(150,981)	(132,659)
Loans and advances to customers	1	2
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	(100,400)	(69,190)	(54,123)
Other financial Assets	1
Other asset accounts	(78,862)	(81,793)	(78,536)
TOTAL LIABILITIES	(100,399)	(69,190)	(54,293)
Central Banks and Credit institutions	(100,398)	(69,190)	(54,293)
Other financial liabilities	(1)
Total Equity	(78,861)	(81,791)	(78,366)
(Condensed) income statement
Gains (losses) on financial transactions		(39)	378
Total income		(39)	378
Administrative expenses and depreciation		(76)	(14)
Profit from operations		(115)	364
Net loan loss provisions		(98)
Other income and charges	(576)	(1,249)	(885)
Operating profit / (loss) before tax	(576)	(1,462)	(521)
Income tax	344	704	114
CONSOLIDATED PROFIT FOR THE YEAR	(232)	(758)	(407)
Profit attributable to non-controlling interests	22	139	10
PROFIT ATTRIBUTABLE TO THE PARENT	(254)	(897)	(417)
Europe Segment [Member]
(Condensed) income statement
Net interest income	14,204	13,529	12,501
Net fee and commission income (expense)	5,434	5,163	4,523
Gains (losses) on financial transactions	1,114	907	1,134
Other operating income (segments)	505	463	383
Total income	21,257	20,062	18,541
Administrative expenses and depreciation	(11,166)	(10,454)	(9,703)
Profit from operations	10,091	9,608	8,838
Net loan loss provisions	(1,572)	(1,313)	(1,431)
Other income and charges	(1,027)	(1,207)	(973)
Operating profit / (loss) before tax	7,492	7,088	6,434
Income tax	(2,020)	(1,980)	(1,815)
Profit from continuing operations	5,472	5,108	4,619
CONSOLIDATED PROFIT FOR THE YEAR	5,472	5,108	4,619
Profit attributable to non-controlling interests	424	408	366
PROFIT ATTRIBUTABLE TO THE PARENT	5,048	4,700	4,253
Europe Segment [Member] | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	1,020,737	1,023,053	867,345
Loans and advances to customers	639,966	623,604	548,422
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	172,298	155,203	105,789
Debt instruments	118,221	125,848	108,616
Other financial Assets	49,263	64,608	67,508
Other asset accounts	40,989	53,790	37,010
TOTAL LIABILITIES	966,727	966,064	817,675
Customer deposits	571,834	576,072	476,238
Central Banks and Credit institutions	192,685	179,057	125,701
Debt instruments	129,574	122,325	124,172
Other financial liabilities	53,687	67,041	76,928
Other liabilities accounts	18,947	21,569	14,636
Total Equity	54,010	56,989	49,670
Other customer funds under management	76,524	82,287	73,950
Investment funds	55,239	60,254	54,296
Pension funds	11,062	11,490	11,229
Assets under management	10,223	10,543	8,425
Customer funds under management	28,555	27,790	7,790
South America Segment [Member]
(Condensed) income statement
Net interest income	12,891	13,383	10,961
Net fee and commission income (expense)	4,497	4,744	3,869
Gains (losses) on financial transactions	498	863	658
Other operating income (segments)	(212)	69	74
Total income	17,674	19,059	15,562
Administrative expenses and depreciation	(6,557)	(7,339)	(6,417)
Profit from operations	11,117	11,720	9,145
Net loan loss provisions	(3,737)	(4,067)	(4,079)
Other income and charges	(663)	(1,290)	(755)
Operating profit / (loss) before tax	6,717	6,363	4,311
Income tax	(2,642)	(2,156)	(1,116)
Profit from continuing operations	4,075	4,207	3,195
CONSOLIDATED PROFIT FOR THE YEAR	4,075	4,207	3,195
Profit attributable to non-controlling interests	624	620	438
PROFIT ATTRIBUTABLE TO THE PARENT	3,451	3,587	2,757
South America Segment [Member] | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	237,480	235,144	255,656
Loans and advances to customers	119,912	121,467	124,872
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	48,318	46,131	54,038
Debt instruments	45,224	44,148	49,191
Other financial Assets	9,311	8,599	10,974
Other asset accounts	14,715	14,799	16,581
TOTAL LIABILITIES	215,605	211,148	231,197
Customer deposits	108,248	112,874	114,837
Central Banks and Credit institutions	38,584	31,366	36,316
Debt instruments	31,504	29,267	42,043
Other financial liabilities	28,570	28,403	28,747
Other liabilities accounts	8,699	9,238	9,254
Total Equity	21,875	23,996	24,459
Other customer funds under management	68,172	70,811	70,792
Investment funds	61,515	64,514	64,312
Assets under management	6,657	6,297	6,480
Customer funds under management	128	47	448
North America Segment [Member]
(Condensed) income statement
Net interest income	8,154	8,170	8,302
Net fee and commission income (expense)	1,615	1,721	1,813
Gains (losses) on financial transactions	173	159	171
Other operating income (segments)	534	370	449
Total income	10,476	10,420	10,735
Administrative expenses and depreciation	(4,488)	(4,580)	(4,473)
Profit from operations	5,988	5,840	6,262
Net loan loss provisions	(3,449)	(3,685)	(4,010)
Other income and charges	(202)	(129)	(149)
Operating profit / (loss) before tax	2,337	2,026	2,103
Income tax	(599)	(486)	(602)
Profit from continuing operations	1,738	1,540	1,501
CONSOLIDATED PROFIT FOR THE YEAR	1,738	1,540	1,501
Profit attributable to non-controlling interests	434	422	477
PROFIT ATTRIBUTABLE TO THE PARENT	1,304	1,118	1,024
North America Segment [Member] | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	200,919	172,591	202,502
Loans and advances to customers	116,196	98,424	112,703
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	28,845	23,256	30,334
Debt instruments	27,302	27,519	32,063
Other financial Assets	9,974	8,996	11,287
Other asset accounts	18,602	14,396	16,115
TOTAL LIABILITIES	179,046	152,455	180,997
Customer deposits	91,895	81,581	93,369
Central Banks and Credit institutions	26,048	24,131	33,533
Debt instruments	43,758	31,344	31,733
Other financial liabilities	11,379	10,183	15,555
Other liabilities accounts	5,966	5,216	6,807
Total Equity	21,873	20,136	21,505
Other customer funds under management	12,785	12,790	14,070
Investment funds	10,436	10,371	10,943
Pension funds	98
Assets under management	2,251	2,419	3,127
Customer funds under management	13,528	13,561	14,999
Santander Global Platform Segment [Member]
(Condensed) income statement
Net interest income	79	63	64
Net fee and commission income (expense)	7	7	6
Gains (losses) on financial transactions			2
Other operating income (segments)	(12)	(11)	(7)
Total income	74	59	65
Administrative expenses and depreciation	(142)	(67)	(43)
Profit from operations	(68)	(8)	22
Other income and charges	(2)	(6)	(7)
Operating profit / (loss) before tax	(70)	(14)	15
Income tax	17	2	(5)
Profit from continuing operations	(53)	(12)	10
CONSOLIDATED PROFIT FOR THE YEAR	(53)	(12)	10
Profit attributable to non-controlling interests	1
PROFIT ATTRIBUTABLE TO THE PARENT	(54)	(12)	10
Santander Global Platform Segment [Member] | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	8,781	7,372	6,074
Loans and advances to customers	337	92	40
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	8,168	7,128	5,940
Debt instruments		68	68
Other financial Assets	146
Other asset accounts	130	84	26
TOTAL LIABILITIES	8,492	7,135	5,841
Customer deposits	8,284	6,981	5,808
Central Banks and Credit institutions	111	63	(27)
Other financial liabilities	38	44	26
Other liabilities accounts	59	47	34
Total Equity	289	237	233
Other customer funds under management	367	686	448
Investment funds	367	610	379
Pension funds		76	69
Corporate center
(Condensed) income statement
Net interest income	(987)	(849)	(739)
Net fee and commission income (expense)	(68)	(38)	(31)
Gains (losses) on financial transactions	12	(225)	(242)
Other operating income (segments)	(14)	(94)	(37)
Total income	(1,057)	(1,206)	(1,049)
Administrative expenses and depreciation	(426)	(477)	(451)
Profit from operations	(1,483)	(1,683)	(1,500)
Net loan loss provisions	(115)	(46)	2
Other income and charges	(101)	(181)	(76)
Operating profit / (loss) before tax	(1,699)	(1,910)	(1,574)
Income tax	14	32	142
Profit from continuing operations	(1,685)	(1,878)	(1,432)
CONSOLIDATED PROFIT FOR THE YEAR	(1,685)	(1,878)	(1,432)
Profit attributable to non-controlling interests		(1)	(9)
PROFIT ATTRIBUTABLE TO THE PARENT	(1,685)	(1,877)	(1,423)
Corporate center | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	170,614	157,126	140,207
Loans and advances to customers	6,509	5,326	4,433
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	39,840	25,897	11,163
Debt instruments	377	1,768	1,374
Other financial Assets	2,113	2,116	2,804
Other asset accounts	121,775	122,019	120,433
TOTAL LIABILITIES	82,439	69,860	55,009
Customer deposits	235	222	859
Central Banks and Credit institutions	30,879	24,887	8,168
Debt instruments	41,783	35,030	30,921
Other financial liabilities	1,334	1,628	2,634
Other liabilities accounts	8,208	8,093	12,427
Total Equity	88,175	€ 87,266	85,198
Other customer funds under management	7
Investment funds	€ 7
Customer funds under management			€ 10